Financial Instruments (Details) - Schedule of financial liabilities, interest-bearing loans - Financial Liabilities [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of financial liabilities, interest-bearing loans [Line Items]
Repayment Date Bank loans	[1]	Jun. 30, 2021
Bank loans	[1]		$ 833
Repayment Date PPP loans in the United States	[2]
PPP loans in the United States	[2]		166
Repayment Date Convertible loan	[3]	Mar. 31, 2022
Convertible loan	[3]		8,567
Total			$ 9,566

[1]	The fair value of the loans above is not materially different from book value.On June 1, 2021, the Company repaid the principal and interest on a loan from Silicon Valley Bank (SVB) and thereby settled its obligations in connection with this loan. The liens recorded in favor of the bank in connection with this loan were also removed.
[2]	On May 25, 2020, the Company received a loan under the Paycheck Protection Program (“PPP”), administered by the United States Department of Small Business. The loan is intended to be used to finance salary expenses, rent and bills for 24 weeks. Under the rules of the program, the Company was entitled to a waiver from the bank. The Company recorded income due to settlement of the loan in 2021.
[3]	The annual interest rate on the loan is 6%. Upon completion of the IPO according to the prospectus in September 2021, the debt was converted to shares. The Company has no additional obligations to the lenders in connection with the convertible loan agreement. For further details regarding the convertible loan, in connection with the effective interest rate, the repayment date and additional conditions, see note 13 f below.